                                ING EQUITY TRUST
                              ING Convertible Fund
                            ING Equity and Bond Fund
                           ING Financial Services Fund
                            ING LargeCap Growth Fund
                             ING LargeCap Value Fund
                          ING MidCap Opportunities Fund
                              ING MidCap Value Fund
                              ING Real Estate Fund
                          ING Disciplined LargeCap Fund
                         ING SmallCap Opportunities Fund
                             ING SmallCap Value Fund
                          ING Tax Efficient Equity Fund
                           ING INVESTMENT FUNDS, INC.
                                ING MagnaCap Fund

                          Supplement Dated May 14, 2004
                   to the Statement of Additional Information
              Dated February 1, 2004 As Supplemented April 22, 2004



Effective immediately the 2nd paragraph under the section entitled "Special Purchases at Net Asset Value" on page 119 of the SAI is deleted in its entirety.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE